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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

 Read instructions at end of Form before preparing Form.  Please print or type.

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 1.  Name and address of issuer:

 Connecticut General Life Insurance Company and CG Variable Life Insurance Separate Account A

 900 Cottage Grove Road, Hartford CT 06152-2204

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 2.  Name of each series or class of funds for which this notice is filed:

CG Variable Life Insurance Separate Account A

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 3.  Investment Company Act File Number:        811-07317

     Securities Act File Number:        33-60967
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 4.  Last day of fiscal year for which this notice is filed:

     December 31, 1996

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 5.  Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

     Not Applicable

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 6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see instruction a.6):

     Not Applicable
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 7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     -0-
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 8.  Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     -0-
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 9.  Number and aggregate sale price of securities sold during the fiscal year:

     -0-
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 10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     -0-
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 11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see instruction B.7):

     -0-
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 12.  (i)   Aggregate sale price of securities sold during
            the fiscal year in reliance on rule 24f-2 (from
            item 10):                                                    $   -0-
                                                                         -------
      (ii)  Aggregate price of shares issued in connection with
            dividend reinvestment plans (from item 11, if applicable):   +   -0-
                                                                         -------

      (iii) Aggregate price of shares redeemed or repurchased during
            the fiscal year (if applicable):                             -   -0-
                                                                         -------
      (iv)  Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant
            to rule 24e-2 (if applicable):                               +   -0-
                                                                         -------
      (v)   Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 (line (I), plus line
            (ii), less line (iii), plus line (iv)) (if applicable):          -0-
                                                                         -------
      (vi)  Multiplier prescribed by Securities 6(b) of the
            Securities Act of 1933 or other applicable law
            or regulation (see instruction C.6):                         x   -0-
                                                                         -------

                                                                             -0-
                                                                         -------
      (vii) Fee due [line (I) or line (v) multiplied by line(vi)]:
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INSTRUCTION: Issuers should complete lines (ii), (iii), (iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year, See instruction C.3

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 13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commissioner's Rules of Informal and Other Procedures (17 CFR 202.3a). [ ]

     Date of mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
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                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates as indicated.

By (Signature and Title) *   /s/ Jean H. Walker
                          ---------------------------------------------
                          Jean H. Walker, Vice President
                          ---------------------------------------------

 Date     2/27/97
     -------------------------------

* Please print the name and title of the signing officer below the signature.
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
MICHAEL A. JAMES
Senior Counsel
Legal Division
CIGNA Group Insurance
                                             [CIGNA LOGO]




February 27, 1997                            TLP 21
                                             Two Liberty Place
                                             1601 Chestnut Street
                                             Philadelphia, PA 19192-2211
                                             Telephone 215.761.5586
                                             Facsimile 215.761.5563

Mr. Thomas C. Jones
President
Connecticut General Life Insurance Company
900 Cottage Grove Road
Bloomfield, Connecticut
              19101


Re:      Connecticut General Life Insurance Company
         CG Variable Life Insurance Separate Account A


Dear Mr. Jones:


This is written in connection with the filing of the Rule 24f-2 Notice for Connecticut General Life Insurance Company's CG Variable Life Insurance Separate Account A dated February 28, 1997, herewith (the "Notice") under
Section 24 (f) of the Investment Company Act of 1940, as amended. The Notice proposes to make definite the dollar amount of such separate Account's variable life insurance contract interest (the "Securities") registered under the Securities Act of 1933, as amended (Registration No. 33-60967). I have been asked for my opinion whether such securities have been legally issued, fully paid and are nonassessable.

In my capacity as Counsel to Connecticut General Life Insurance Company, I have examined such records and documents pertaining to variable life insurance contracts issued by Connecticut General Life Insurance Company and funded through its CG Variable Life Insurance Separate Account A, as well as applicable Federal and State laws, as in my judgement are necessary and appropriate to enable me to formulate the opinion sought. As the current filing reflects, no such contracts were issued in 1996; however, the records reflect that Connecticut General Life Insurance Company was prepared to issue legally any such contracts which were purchased, provided that their registration were made definite in number by filing the Notice with the Securities and Exchange Commission on or before June 30, 1997. The records further reflect that such contracts would have been issued only in such a manner that they were fully paid and nonassessable.


Sincerely,

/s/ MICHAEL A. JAMES
Michael A. James